EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions (Details) $ in Millions	Mar. 31, 2021 CAD ($)
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (37.4)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	40.2
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	9.0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(9.2)
Canada | Actuarial assumption of discount rates | Funded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(30.3)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	32.5
Canada | Actuarial assumption of discount rates | Unfunded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(2.9)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	3.1
Canada | Actuarial assumption of expected rates of salary increases | Funded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	8.3
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(8.5)
Canada | Actuarial assumption of expected rates of salary increases | Unfunded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.5
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.5)
Foreign | Actuarial assumption of discount rates | Funded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(3.8)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	4.1
Foreign | Actuarial assumption of discount rates | Unfunded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(0.4)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	0.5
Foreign | Actuarial assumption of expected rates of salary increases | Funded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.2
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.2)
Foreign | Actuarial assumption of expected rates of salary increases | Unfunded
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0.0